Long-term debt and capital lease obligations - Bonds (Details)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Long-term Debt and Capital Lease Obligations.
Face amount	€ 6,178,794,000		€ 6,717,445,000
Outstanding borrowings	€ 6,152,034,000		€ 6,678,407,000
Interest rate on borrowings (as a percent)	1.21%	1.21%	4.19%	4.19%	4.64%
Bonds
Long-term Debt and Capital Lease Obligations.
Face amount	€ 3,713,756,000		€ 3,826,679,000
Outstanding borrowings	3,700,446,000		3,810,483,000
FMC Finance VIII S.A. 2011
Long-term Debt and Capital Lease Obligations.
Face amount	400,000,000		400,000,000
Outstanding borrowings	€ 0		398,838,000
Interest rate on borrowings (as a percent)	6.50%	6.50%
FMC US Finance II, Inc. 2011
Long-term Debt and Capital Lease Obligations.
Face amount | $		$ 400,000,000		$ 400,000,000
Outstanding borrowings	€ 0		332,588,000
Interest rate on borrowings (as a percent)	6.50%	6.50%
FMC US Finance II, Inc. 2012
Long-term Debt and Capital Lease Obligations.
Face amount | $		$ 800,000,000		800,000,000
Outstanding borrowings	€ 698,167,000		665,637,000
Interest rate on borrowings (as a percent)	5.625%	5.625%
FMC Finance VIII S.A. 2012
Long-term Debt and Capital Lease Obligations.
Face amount	€ 250,000,000		250,000,000
Outstanding borrowings	€ 249,773,000		249,383,000
Interest rate on borrowings (as a percent)	5.25%	5.25%
FMC US Finance II, Inc. 2014
Long-term Debt and Capital Lease Obligations.
Face amount | $		$ 500,000,000		500,000,000
Outstanding borrowings	€ 435,376,000		414,952,000
Interest rate on borrowings (as a percent)	4.125%	4.125%
FMC US Finance, Inc. 2011
Long-term Debt and Capital Lease Obligations.
Face amount | $		$ 650,000,000		650,000,000
Outstanding borrowings	€ 564,882,000		538,021,000
Interest rate on borrowings (as a percent)	5.75%	5.75%
FMC Finance VII S.A. 2011
Long-term Debt and Capital Lease Obligations.
Face amount	€ 300,000,000		300,000,000
Outstanding borrowings	€ 299,035,000		298,571,000
Interest rate on borrowings (as a percent)	5.25%	5.25%
FMC US Finance II, Inc. 2012
Long-term Debt and Capital Lease Obligations.
Face amount | $		$ 700,000,000		700,000,000
Outstanding borrowings	€ 609,532,000		581,261,000
Interest rate on borrowings (as a percent)	5.875%	5.875%
FMC US Finance II, Inc. 2014
Long-term Debt and Capital Lease Obligations.
Face amount | $		$ 400,000,000		$ 400,000,000
Outstanding borrowings	€ 347,297,000		331,232,000
Interest rate on borrowings (as a percent)	4.75%	4.75%
FMC KGaA, 2018 [Member]
Long-term Debt and Capital Lease Obligations.
Face amount	€ 500,000,000		500,000,000
Outstanding borrowings	€ 496,384,000		€ 0
Interest rate on borrowings (as a percent)	1.50%	1.50%